Assets pledged and collateral (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assets pledged and collateral
Total assets pledged or assigned as collateral	SFr 130,038	SFr 122,805
of which encumbered	73,189	83,473
Fair value of collateral received with the right to sell or repledge	433,190	402,690
of which sold or repledged	212,155	184,066
Other information
Cash and securities restricted under foreign banking regulations	26,969	27,590
Swiss National Bank required minimum liquidity reserves	2,043	2,001
Bank
Assets pledged and collateral
Total assets pledged or assigned as collateral	130,038	122,811
of which encumbered	73,189	83,478
Fair value of collateral received with the right to sell or repledge	433,190	402,702
of which sold or repledged	212,155	184,078
Other information
Cash and securities restricted under foreign banking regulations	26,928	27,590
Swiss National Bank required minimum liquidity reserves	SFr 2,043	SFr 2,001